Share-based plans - Information on Holdings under Share-based Plans (Details)	Dec. 31, 2024 Options shares	Dec. 31, 2023 Options shares	Dec. 31, 2022 Options
Share-based plans
Number of stock options held | Options			2,471,000
MB LTIP 2024+
Share-based plans
Number of performance shares held	304,043
MB LTIP 2024+ | Management Board
Share-based plans
Number of performance shares held	266,497
MB LTIP 2024+ | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	37,546
LTIP 2024+
Share-based plans
Number of performance shares held	1,906,842
LTIP 2024+ | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	1,906,842
LTIP 2022+
Share-based plans
Number of performance shares held	2,691,190	2,885,898
LTIP 2022+ | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	2,691,190	2,885,898
MB LTIP 2020
Share-based plans
Number of performance shares held	504,113	696,559
MB LTIP 2020 | Management Board
Share-based plans
Number of performance shares held	236,574	427,871
MB LTIP 2020 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	267,539	268,688
LTIP 2019
Share-based plans
Number of performance shares held		712,398
LTIP 2019 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held		712,398
2011 SOP
Share-based plans
Number of stock options held | Options	0	0